Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Conservative Allocation Fund
Supplement Text	ck0001469192_Supplement

MAINSTAY FUNDS TRUST

MainStay Asset Allocation Funds

MainStay Conservative Allocation Fund

 (the “Funds” or each a “Fund”)

Supplement dated April 1, 2016 (“Supplement”)

to the Summary and Statutory Prospectuses dated February 29, 2016, as supplemented

At a meeting held on March 22-23, 2016, at the recommendation of New York Life Investment Management LLC, the Board of Trustees (“Board”) of MainStay Funds Trust approved the following modifications to the Funds’ principal investment strategies, effective immediately.

The first sentence in the section entitled “Principal Investment Strategies” of each Fund’s Summary Prospectus and Prospectus is updated to state:

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investments”) or its affiliates (the "Underlying Funds").

In the section entitled “Principal Risks of the Fund,” of each Fund’s Summary Prospectus, the following is added:

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

In the section entitled “Investment Risks: Principal Investment Risks of the Funds” of the Prospectus, the following is added as the last sentence in Asset Allocation Risk:

For purposes of applicable regulatory limitations, exchange-traded funds advised by IndexIQ Advisors LLC are considered to be in the same group of investment companies as the Funds because IndexIQ Advisors LLC and New York Life Investments are under common control.

In the section entitled “Investment Risks: Principal Investment Risks of the Fund,” of the Prospectus, the following is added:

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investments”) or its affiliates (the "Underlying Funds").

Risk, Heading	rr_RiskHeading	Principal Risks of the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Supplement Closing	ck0001469192_SupplementClosing	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.